DISAGGREGATION OF REVENUE (Tables)	12 Months Ended
May 31, 2024
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

The following tables present the Company’s revenue disaggregated by business segment and geography, based on management’s assessment of available data:

	Financial Years Ended May 31,
	2024	2023	2022
	$’000	$’000	$’000
Sales at a single point in time
Sales of containers and recycled materials	8,249	9,647	11,028
Services	1,136	1,365	755

	9,385	11,012	11,783
Sales over time
Rental	9	110	111

	9,394	11,122	11,894

In accordance with ASC 280, Segment Reporting (“ASC 280”), we have one reportable geographic segment. Sales are based on the countries in which the customer is located. Summarized financial information concerning our geographic segments is shown in the following tables:

	Financial Years Ended May 31,
	2024	2023	2022
	$’000	$’000	$’000

Singapore	7,907	9,344	10,091
Indonesia	877	1,411	1,405
Malaysia and other countries	610	367	398

	9,394	11,122	11,894